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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:       EnTrust Capital Inc.
            --------------------------------
Address:    717 Fifth Avenue
            --------------------------------
            New York, NY 10022
            --------------------------------


Form 13F File Number:  28-6444
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard I. Ellenbogen
            --------------------------------
Title:      Vice President & General Counsel
            --------------------------------
Phone:      212.224.5505
            --------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen             New York, NY                     8/14/00
---------------------------------    -------------------------------  -------
(Signature)                          (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------                 ----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                            ----------------

Form 13F Information Table Entry Total:            56
                                            ----------------

Form 13F Information Table Value Total:    $     975,755
                                            ----------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER                             TITLE OF CLASS         CUSIP          MARKET VALUE      SHARES/PRN AMT   SH/PRN   PUT
                                                                                 * 1000                                      /CALL
AMC ENTERTAINMENT INC                      COMMON STOCK           001669100                1476              368972 SH
AMERICAN STANDARD COMPANIES                COMMON STOCK           029712106                9669              235839 SH
ASPECT COMMUNICATIONS CORP                 COMMON STOCK           04523Q102               85315             2170185 SH
ASPEON INC                                 COMMON STOCK           045354107                 239               49000 SH
AT&T CORP LIBERTY MEDIA GROUP              COMMON STOCK           001957208              124039             5088779 SH
AZTEC TECHNOLOGY PARTNERS INC              COMMON STOCK           05480L101                 201               92000 SH
BEA SYSTEMS INC                            COMMON STOCK           073325102               35193              711860 SH
BERKSHIRE HATHAWAY INC-DEL                 COMMON STOCK           084670108                4627                  86 SH
CABLETRON SYSTEMS INC                      COMMON STOCK           126920107               46559             1843909 SH
CASELLA WASTE SYSTEMS INC-CL A             COMMON STOCK           147448104                 172               16000 SH
CHASE MANHATTAN CORP NEW                   COMMON STOCK           16161A108                 246                5340 SH
CITIGROUP INC                              COMMON STOCK           172967101               50648              838028 SH
COCA-COLA CO                               COMMON STOCK           191216100                1013               17645 SH
CRESTLINE CAPITAL CORP                     COMMON STOCK           226153104                 952               55800 SH
EMC CORP-MASS                              COMMON STOCK           268648102                 231                3000 SH
ENCOMPASS SERVICES CORP                    COMMON STOCK           29255U104                 175               30375 SH
EPICOR SOFTWARE CORP                       COMMON STOCK           29426L108                8466             3386308 SH
ESC MEDICAL SYSTEMS LTD                    CONVERT BOND           269025AB8                 590              700000 PRN
ESC MEDICAL SYSTEMS LTD-ORD                ORD. SHARES            M40868107                 901               55000 SH
FANNIE MAE                                 COMMON STOCK           313586109               37647              719655 SH
FINOVA GROUP INC                           COMMON STOCK           317928109                9926              735247 SH
FORD MOTOR CO                              COMMON STOCK           345370100                 605               14076 SH
FREDDIE MAC-VOTING COMMON                  COMMON STOCK           313400301                 454               11200 SH
GENERAL ELECTRIC CO                        COMMON STOCK           369604103                 619               11675 SH
GLOBALSTAR                                 COMMON STOCK           G3930H104                 149               16500 SH       PUT
GOLDEN STATE BANCORP INC                   COMMON STOCK           381197102               38554             2141863 SH
GOLDMAN SACHS GROUP INC                    COMMON STOCK           38141G104                 512                5400 SH
IMMUNEX CORP NEW                           COMMON STOCK           452528102                 297                6000 SH
INTEL CORP                                 COMMON STOCK           458140100                 339                2535 SH
JOHN WILEY & SONS INC CL A                 COMMON STOCK           968223206               11186              497150 SH
JOHNSON & JOHNSON                          COMMON STOCK           478160104                 728                7150 SH
LEHMAN BROTHERS HOLDINGS INC               COMMON STOCK           524908100                 434                4580 SH
MBNA CORP                                  COMMON STOCK           55262L100               57581             2122784 SH
MEDICAL CARE INTL INC                      CONVERT BOND           584505AC5                 308              350000 PRN
MERCK & CO INC                             COMMON STOCK           589331107                1121               14625 SH
MICROSOFT CORP                             COMMON STOCK           594918104                1380               17250 SH
NAVISTAR INTERNATIONAL CORP                COMMON STOCK           63934E108               46279             1489877 SH
NAVISTAR INTERNATIONAL CORP                COMMON STOCK           63934E108                1243               40000 SH       CALL
PFIZER INC                                 COMMON STOCK           717081103                 227                4737 SH
REGIS CORP-MINN                            COMMON STOCK           758932107               18043             1443475 SH
ROHN INDUSTRIES INC                        COMMON STOCK           775381106                 254               60100 SH
SBS BROADCASTING SA                        FOREIGN COMMON STOCK   L8137F102               93223             1710520 SH
SHAW COMMUNICATIONS INC                    FOREIGN COMMON STOCK   82028K200               75757             3068654 SH
STARWOOD HOTELS & RESORTS                  COMMON STOCK           85590A203               68277             2096794 SH
TELECOMINICAOES BRASILEIRAS                COMMON STOCK           879287308               11081              114085 SH
TELECOMUNICACOES BRASILEI-                 COMMON STOCK           879287100                   3              147540 SH
TELEPHONE & DATA SYSTEMS INC               COMMON STOCK           879433100               35573              354842 SH
TOTAL RENAL CARE HOLDINGS INC              COMMON STOCK           89151A107                  60               10000 SH
UNITEDGLOBALCOM                            COMMON STOCK           913247508                 748               16000 SH
UNITEDHEALTH GROUP INC                     COMMON STOCK           91324P102                 214                2500 SH
VIACOM INC-CL B FORMLY NON VTG             COMMON STOCK           925524308                 305                4471 SH
VODAFONE AIRTOUCH PLC                      COMMON STOCK           92857T107               53874             1290391 SH
WAL-MART STORES INC                        COMMON STOCK           931142103                 254                4400 SH
WALT DISNEY CO HOLDING CO                  COMMON STOCK           254687106                6471              166723 SH
WESTERN WIRELESS CORP-CL A                 COMMON STOCK           95988E204                 614               11269 SH
WORLDCOM INC GA NEW                        COMMON STOCK           98157D106               30705              669328 SH


                                                                                         975755
Table contined...

NAME OF ISSUER                                INVESTMENT           MANAGERS     SOLE        SHARED     NONE
                                              Discretion
AMC ENTERTAINMENT INC                         SHARED-OTHER                                   283047     85925
AMERICAN STANDARD COMPANIES                   SHARED-OTHER                                   185779     50060
ASPECT COMMUNICATIONS CORP                    SHARED-OTHER                                    2E+06    436980
ASPEON INC                                    SHARED-OTHER                                    39300      9700
AT&T CORP LIBERTY MEDIA GROUP                 SHARED-OTHER                                    4E+06     1E+06
AZTEC TECHNOLOGY PARTNERS INC                 SHARED-OTHER                                    92000
BEA SYSTEMS INC                               SHARED-OTHER                                   628490     83370
BERKSHIRE HATHAWAY INC-DEL                    SHARED-OTHER                                       70        16
CABLETRON SYSTEMS INC                         SHARED-OTHER                                    1E+06    375975
CASELLA WASTE SYSTEMS INC-CL A                SHARED-OTHER                                    16000
CHASE MANHATTAN CORP NEW                      SHARED-OTHER                                     5340
CITIGROUP INC                                 SHARED-OTHER                                   657522    180506
COCA-COLA CO                                  SHARED-OTHER                                    17645
CRESTLINE CAPITAL CORP                        SHARED-OTHER                                    53500      2300
EMC CORP-MASS                                 SHARED-OTHER                                     3000
ENCOMPASS SERVICES CORP                       SHARED-OTHER                                    30375
EPICOR SOFTWARE CORP                          SHARED-OTHER                                    3E+06    534485
ESC MEDICAL SYSTEMS LTD                       SHARED-OTHER                                   700000
ESC MEDICAL SYSTEMS LTD-ORD                   SHARED-OTHER                                    55000
FANNIE MAE                                    SHARED-OTHER                                   579695    139960
FINOVA GROUP INC                              SHARED-OTHER                                   559547    175700
FORD MOTOR CO                                 SHARED-OTHER                                    14076
FREDDIE MAC-VOTING COMMON                     SHARED-OTHER                                    11200
GENERAL ELECTRIC CO                           SHARED-OTHER                                    11675
GLOBALSTAR                                    SHARED-OTHER                                    16500
GOLDEN STATE BANCORP INC                      SHARED-OTHER                                    2E+06    449022
GOLDMAN SACHS GROUP INC                       SHARED-OTHER                                     4650       750
IMMUNEX CORP NEW                              SHARED-OTHER                                     6000
INTEL CORP                                    SHARED-OTHER                                     2535
JOHN WILEY & SONS INC CL A                    SHARED-OTHER                                   433725     63425
JOHNSON & JOHNSON                             SHARED-OTHER                                     7150
LEHMAN BROTHERS HOLDINGS INC                  SHARED-OTHER                                     2080      2500
MBNA CORP                                     SHARED-OTHER                                    2E+06    380830
MEDICAL CARE INTL INC                         SHARED-OTHER                                   350000
MERCK & CO INC                                SHARED-OTHER                                     6025      8600
MICROSOFT CORP                                SHARED-OTHER                                     7750      9500
NAVISTAR INTERNATIONAL CORP                   SHARED-OTHER                                    1E+06    297840
NAVISTAR INTERNATIONAL CORP                   SHARED-OTHER                                    40000
PFIZER INC                                    SHARED-OTHER                                     4737
REGIS CORP-MINN                               SHARED-OTHER                                    1E+06    358391
ROHN INDUSTRIES INC                           SHARED-OTHER                                    60100
SBS BROADCASTING SA                           SHARED-OTHER                                    1E+06    329823
SHAW COMMUNICATIONS INC                       SHARED-OTHER                                    2E+06    725450
STARWOOD HOTELS & RESORTS                     SHARED-OTHER                                    2E+06    468095
TELECOMINICAOES BRASILEIRAS                   SHARED-OTHER                                    87658     26427
TELECOMUNICACOES BRASILEI-                    SHARED-OTHER                                   104280     43260
TELEPHONE & DATA SYSTEMS INC                  SHARED-OTHER                                   280197     74645
TOTAL RENAL CARE HOLDINGS INC                 SHARED-OTHER                                    10000
UNITEDGLOBALCOM                               SHARED-OTHER                                    15000      1000
UNITEDHEALTH GROUP INC                        SHARED-OTHER                                               2500
VIACOM INC-CL B FORMLY NON VTG                SHARED-OTHER                                     2471      2000
VODAFONE AIRTOUCH PLC                         SHARED-OTHER                                    1E+06    256028
WAL-MART STORES INC                           SHARED-OTHER                                     4400
WALT DISNEY CO HOLDING CO                     SHARED-OTHER                                   108303     58420
WESTERN WIRELESS CORP-CL A                    SHARED-OTHER                                      631     10638
WORLDCOM INC GA NEW                           SHARED-OTHER                                   522088    147240


                                              No. of Other Managers           0

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